Issued Capital	12 Months Ended
Jun. 30, 2022
Issued Capital [abstract]
ISSUED CAPITAL

10. ISSUED CAPITAL

		Years Ended June 30,
	Notes	2022	2021	2020

(a) Issued Capital
2,406,874,578 (2021: 2,084,016,678) fully paid ordinary shares	10(b)	213,787,061	197,447,990	160,703,754
Nil (2021: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		213,787,061	197,447,990	160,703,754

(b) Movements in Issued Shares

	June 30,
	2022		2021		2020
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	2,084,016,678	197,447,990	1,037,358,032	160,703,754	860,837,432	156,632,636

Movement during the year	322,857,900	16,339,071	1,046,658,646	36,744,236	176,520,600	4,071,118

End of the year	2,406,874,578	213,787,061	2,084,016,678	197,447,990	1,037,358,032	160,703,754

Details of share issuances are as follows:

Date	Details	Notes	Number	Issue Price	$
July 31, 2019	Issue of shares under ATM Facility		7,962,060	0.035	277,812
November 21, 2019	Issue of shares under ATM Facility		3,814,380	0.025	94,694
January 15, 2020	Issue of shares under ATM Facility		758,040	0.019	14,230
January 16, 2020	Issue of shares under ATM Facility		12,244,020	0.020	249,402
January 17, 2020	Issue of shares under ATM Facility		6,754,020	0.018	123,717
March 27, 2020	Issue of shares under ATM Facility		7,042,920	0.017	120,239
May 25, 2020	Issue of shares under ATM Facility		137,945,160	0.025	3,483,792
June 30, 2020	Security issuance costs				(292,768)
Year end June 30, 2020			176,520,600		4,071,118
July 2, 2020	Issue of shares under ATM Facility		47,646,000	0.033	1,562,055
October 23, 2020	Issue of shares to sophisticated and professional investors		271,251,007	0.037	10,036,287
November 24, 2020	Issue of shares to sophisticated and professional investors		674,694,939	0.037	24,963,713
February 11, 2021	Issue of shares under ATM Facility		53,066,700	0.050	2,674,831
June 30, 2021	Security issuance costs				(2,492,650)
Year end June 30, 2021			1,046,658,646		36,744,236
July 2, 2021	Issue of shares under ATM Facility		322,857,900	0.053	17,176,040
June 30, 2022	Security issuance costs				(836,969)
Year end June 30, 2022			322,857,900		16,339,071

(c) Terms and Conditions of Issued Capital

Ordinary shares

Ordinary shares have the right to receive dividends as declared and, in the event of a winding up of the Group, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares entitle their holder to vote, either in person or by proxy, at a meeting of the Group’s shareholders.

Options

Option holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options may be exercised at any time from the date they vest to the date of their expiration. Share options convert into ordinary shares on a one for one basis on the date they are exercised.

(d) Shares Issued after Reporting Date

No shares have been issued after the reporting date.